UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  December 31, 2009

Check here if Amendment:  [  ]amendment Number:
This Amendment: [  ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Spann
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Spann         Atlanta, Georgia       12/31/2009

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:     114396
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Ishares MSCI ACWI              COM       464288240    176    4732     sh           sole                 4732
Ishares Russell 1000 Growth    COM       464287614   1532   32448     sh           sole                32488
Ishares Russell 1000 Value     COM       464287598   2223   40584     sh           sole                40584
Ishares Russell 3000 Index     COM       464287689    264    4271     sh           sole                 4271
Ishares S & P 500 Index        COM       464287200    181    1708     sh           sole                 1708
Ishares Tr S&P 500 Barra       COM       464287408    222    4332     sh           sole                 4332
SPDR DJ Wilshire Large Cap Gro COM       78464A409  44466  954778.622 sh           sole           954778.622
Ishares Russell Mid Cap Growth COM       464287481    530   12300     sh           sole                12300
Ishares Russell Midcap         COM       464287473     16     461     sh           sole                  461
Ishares S&P MidCap 400 Barra   COM       464287606  16849  228809     sh           sole               228809
Ishares S&P MidCap 400 Index   COM       464287507     77    1120     sh           sole                 1120
Ishares International Small    COM       78463X871     38    1569     sh           sole                 1569
Ishares Tr S&P Muni Fund       COM       464288158     52     492     sh           sole                  492
Ishares Russell 2000           COM       464287655   2704   46085     sh           sole                46085
Ishares Tr Russell             COM       464287648    573    8972     sh           sole                 8972
SPDR DJ Wilshire Small Cap Gr  COM       78464A201  17031  215361     sh           sole               215361
Ishares Russell 2000 Value     COM       464287630   1039   18930     sh           sole                18930
Vanguard Intl Eqty Index       COM       922042775    174    4401     sh           sole                 4401
Ishares MSCI ACWI Index        COM       464288257    142    3636     sh           sole                 3636
Ishares MSCI EAFE Index        COM       464287465  23788  471421     sh           sole               471421
Ishares TRUST                  COM       464288273    101    3012     sh           sole                 3012
DJ Wilshrie REIT               COM       78464A607    433    9584     sh           sole                 9584
Ishares International REIT     COM       78463X863    196    6036     sh           sole                 6036
Ishares TrCohen & Steer        COM       449243104      3      60     sh           sole                   60
Ishares Tr Lehiman Bd Fd       COM       464287226     35     332     sh           sole                  332
Vanguard Bond Index Fund       COM       921937819    168    2091     sh           sole                 2091
American Select Port           COM       029570108     87    7525     sh           sole                 7525
Blackrock Income Tr Inc        COM       09247F100    348   54475     sh           sole                54475
Blackrock Muniyield Calif Fund COM       09254M105     47    3600     sh           sole                 3600
Blackrock Muniholdings Ca Insd COM       09254L107     10     775     sh           sole                  775
Blackrock Muniyield Mich Insd  COM       09254V105     18    1325     sh           sole                 1325
Blackrock Munyield Penn Insd   COM       09255G107     39    2950     sh           sole                 2950
Ellsworth Fund LTD             COM       289074106     71   11400     sh           sole                11400
Ishares TRUST                  COM       464288414    365    3535     sh           sole                 3535
M S Emerging Mkts Debt         COM       617477104     12     890     sh           sole                  890
Nuveen MI Qlty Incm Mun        COM       670979103     48    3715     sh           sole                 3715
Nuveen PA Invt Qlty Mun        COM       670972108     95    6975     sh           sole                 6975
Nuveen Penn Prem Incm II       COM       67061F101     36    2825     sh           sole                 2825
Nuveen Prem Incm Mun II        COM       67063W102    183   13537     sh           sole                13537
Western Asset Variable Rate    COM       957667108     24    1700     sh           sole                 1700

